Additional analysis of debt securities (Tables)	6 Months Ended
Jun. 30, 2021
Consolidated investment funds
Financial investments
Schedule of analysis of securities

	2021 $m	2020 $m
	30 Jun	31 Dec
Debt securities held by consolidated investment funds from continuing operations	14,791	15,928

Bank debt securities
Financial investments
Schedule of analysis of securities

	2021 $m					2020 $m
	Senior debt	Subordinated debt			30 Jun	31 Dec
					Group
Shareholder-backed business	Total	Tier 1	Tier 2	Total	total	Group total
Asia	890	180	86	266	1,156	1,307
Eurozone	89	—	41	41	130	78
United Kingdom	147	3	67	70	217	199
United States	1,000	3	41	44	1,044	939
Other	101	1	58	59	160	159
Continuing operations	2,227	187	293	480	2,707	2,682